Financial Information By Industry Segment And Geographic Area (Note)	12 Months Ended
Dec. 31, 2016
Segment Reporting, Measurement Disclosures [Abstract]
Financial Information By Industry Segment And Geographic Area

International Paper’s business segments, Industrial Packaging, Global Cellulose Fibers, Printing Papers and Consumer Packaging, are consistent with the internal structure used to manage these businesses. See the Description of Industry Segments in Part II. Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations for a description of the types of products and services from which each reportable segment derives its revenues. Subsequent to the acquisition of the Weyerhaeuser pulp business in December 2016, the Company began reporting the Global Cellulose Fibers business as a separate business segment due to the increased materiality of the results of this business. This segment includes the Company's legacy pulp business and the newly acquired pulp business. As such, amounts related to the legacy pulp business have been reclassified out of the Printing Papers business segment and into the new Global Cellulose Fibers business segment for all prior periods. In addition, during the first quarter of 2017, as a result of an internal reorganization, the net sales and operating profits for the Asian Distribution operations are included in the results of the businesses that manufacture the products. As such, prior year amounts have been reclassified to conform with current year presentation. All segments are differentiated on a common product, common customer basis consistent with the business segmentation generally used in the Forest Products industry.
Business segment operating profits are used by International Paper’s management to measure the earnings performance of its businesses. Management believes that this measure allows a better understanding of trends in costs, operating efficiencies, prices and volumes. Business segment operating profits are defined as earnings (loss) from continuing operations before income taxes and equity earnings, but including the impact of equity earnings and noncontrolling interests, excluding corporate items and corporate special items. Business segment operating profits are defined by the Securities and Exchange Commission as a non-GAAP financial measure, and are not GAAP alternatives to net income or any other operating measure prescribed by accounting principles generally accepted in the United States.

External sales by major product is determined by aggregating sales from each segment based on similar products or services. External sales are defined as those that are made to parties outside International Paper’s consolidated group, whereas sales by segment in the Net Sales table are determined using a management approach and include intersegment sales.

The Company also holds a 50% interest in Ilim that is a separate reportable industry segment. The Company recorded equity earnings (losses), net of taxes, of $199 million, $131 million and $(194) million in 2016, 2015, and 2014, respectively, for Ilim. Equity earnings (losses) includes an after-tax foreign exchange gain (loss) of $25 million, $(75) million and $(269) million in 2016, 2015 and 2014, respectively, primarily on the remeasurement of U.S. dollar-denominated net debt.

Summarized financial information for Ilim which is accounted for under the equity method is presented in the following table. The audited U.S. GAAP financial statements for Ilim are included in Exhibit 99.1 to this Form 10-K.

Balance Sheet

In millions	2016	2015
Current assets	$774	$455
Noncurrent assets	1,351	968
Current liabilities	406	665
Noncurrent liabilities	1,422	715
Noncontrolling interests	22	21

Income Statement

In millions	2016	2015	2014
Net sales	$1,927	$1,931	$2,138
Gross profit	957	971	772
Income from continuing operations	419	254	(387)
Net income attributable to Ilim	391	237	(360)

At December 31, 2016 and 2015, the Company's investment in Ilim was $302 million and $172 million, respectively, which was $164 million and $161 million, respectively, more than the Company's proportionate share of the joint venture's underlying net assets. The differences primarily relate to purchase price fair value adjustments and currency translation adjustments. The Company is party to a joint marketing agreement with Ilim, under which the Company purchases, markets and sells paper produced by Ilim. Purchases under this agreement were $170 million, $170 million and $200 million for the years ended December 31, 2016, 2015 and 2014, respectively.

INFORMATION BY BUSINESS SEGMENT

Net Sales

In millions	2016	2015	2014
Industrial Packaging	$13,899	$14,240	$14,749
Global Cellulose Fibers	1,092	975	1,046
Printing Papers	4,058	4,056	4,615
Consumer Packaging	1,954	2,940	3,403
Corporate and Intersegment Sales	76	154	(196)
Net Sales	$21,079	$22,365	$23,617

Operating Profit

In millions	2016	2015	2014
Industrial Packaging	$1,648	$1,851	$1,893
Global Cellulose Fibers	(179)	68	62
Printing Papers	540	465	(77)
Consumer Packaging	191	(25)	178
Operating Profit	2,200	2,359	2,056

Earnings (loss) from continuing operations before income taxes and equity earnings	956	1,266	872
Interest expense, net	520	555	601
Noncontrolling interests / equity earnings adjustment (a)	1	8	2
Corporate items, net	67	34	49
Corporate special items, net	46	238	320
Non-operating pension expense	610	258	212
Adjusted Operating Profit	$2,200	$2,359	$2,056

Restructuring and Other Charges

In millions	2016	2015	2014
Industrial Packaging	$7	$—	$7
Global Cellulose Fibers	—	—	—
Printing Papers	—	—	554
Consumer Packaging	9	10	8
Corporate	38	242	277
Restructuring and Other Charges	$54	$252	$846

Assets

In millions	2016	2015
Industrial Packaging	$14,485	$14,415
Global Cellulose Fibers	3,845	1,021
Printing Papers	3,965	3,724
Consumer Packaging	1,739	2,120
Corporate and other (b)	9,059	8,991
Assets	$33,093	$30,271

Capital Spending

In millions	2016	2015	2014
Industrial Packaging	$816	$858	$754
Global Cellulose Fibers	174	129	75
Printing Papers	215	232	243
Consumer Packaging	124	216	233
Subtotal	1,329	1,435	1,305
Corporate and other (b)	19	52	61
Capital Spending	$1,348	$1,487	$1,366

Depreciation, Amortization and Cost of Timber Harvested (c)

In millions	2016	2015	2014
Industrial Packaging	$715	$725	$775
Global Cellulose Fibers	108	73	76
Printing Papers	232	234	291
Consumer Packaging	121	215	223
Corporate	51	47	41
Depreciation and Amortization	$1,227	$1,294	$1,406

External Sales By Major Product

In millions	2016	2015	2014
Industrial Packaging	$13,815	$14,177	$14,642
Global Cellulose Fibers	1,090	986	1,057
Printing Papers	4,062	4,082	4,413
Consumer Packaging	1,953	2,931	3,327
Other	159	189	178
Net Sales	$21,079	$22,365	$23,617

INFORMATION BY GEOGRAPHIC AREA
Net Sales (d)

In millions	2016	2015	2014
United States (e)	$15,918	$16,554	$16,645
EMEA	2,862	2,770	3,273
Pacific Rim and Asia	718	1,501	1,951
Americas, other than U.S.	1,581	1,540	1,748
Net Sales	$21,079	$22,365	$23,617

Long-Lived Assets (f)

In millions	2016	2015
United States	$11,158	$9,683
EMEA	1,004	827
Pacific Rim and Asia	246	353
Americas, other than U.S.	1,663	1,085
Corporate	375	398
Long-Lived Assets	$14,446	$12,346

(a)
Operating profits for industry segments include each segment’s percentage share of the profits of subsidiaries included in that segment that are less than wholly-owned. The pre-tax noncontrolling interests and equity earnings for these subsidiaries is added here to present consolidated earnings from continuing operations before income taxes and equity earnings.

(b)	Includes corporate assets and assets of businesses held for sale.

(c)	Excludes accelerated depreciation related to the closure and/or repurposing of mills.

(d)	Net sales are attributed to countries based on the location of the seller.

(e)	Export sales to unaffiliated customers were $2.0 billion in 2016, $2.0 billion in 2015 and $2.3 billion in 2014.

(f)	Long-Lived Assets includes Forestlands and Plants, Properties and Equipment, net.